Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0001951222
Registrant Name	SEALSQ Corp
Registration File Number	333-290963
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES